EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 7 EARNINGS PER SHARE

        ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividend or dividend equivalents as a separate class of securities in calculating earnings per share. We have granted and expect to continue to grant to employees restricted stock grants that contain non-forfeitable rights to dividends. Such grants are considered participating securities under ASC 260. As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

        Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented.

        Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

        The following table sets forth the computation of basic and diluted earnings per share:

	September 30,
	2012	2011	2010
	(in thousands)
Numerator:
Income from continuing operations	$573,609	$434,668	$286,081
Income (loss) from discontinued operations	7,436	(482)	(129,769)

Net income	581,045	434,186	156,312
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(2,246)	(1,295)	(404)

Numerator for basic earnings per share:
From continuing operations	571,363	433,373	285,677
From discontinued operations	7,436	(482)	(129,769)

	578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	31	22	6
Numerator for diluted earnings per share:
From continuing operations	571,394	433,395	285,683
From discontinued operations	7,436	(482)	(129,769)

	$578,830	$432,913	$155,914

Denominator:
Denominator for basic earnings per share—weighted-average shares	106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock	1,558	1,989	1,693

Denominator for diluted earnings per share—adjusted weighted-average shares	108,377	108,632	107,404

Basic earnings per common shares:
Income from continuing operations	$5.35	$4.06	$2.70
Income (loss) from discontinued operations	0.07	—	(1.23)

Net income	$5.42	$4.06	$1.47

Diluted earnings per common shares:
Income from continuing operations	$5.27	$3.99	$2.66
Income (loss) from discontinued operations	0.07	—	(1.21)

Net income	$5.34	$3.99	$1.45

        The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	2012	2011	2010
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	446	310	554
Weighted-average price per share	$59.68	$47.94	$38.02